Shareholder Report, Holdings (Details)	Dec. 31, 2025
VIP Target Volatility Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
VIP Target Volatility Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
VIP Target Volatility Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Target Volatility Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP Target Volatility Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Target Volatility Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Target Volatility Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Target Volatility Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Target Volatility Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Target Volatility Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Target Volatility Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
VIP Target Volatility Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
VIP Target Volatility Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
VIP Target Volatility Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Target Volatility Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Target Volatility Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
VIP Target Volatility Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
VIP Target Volatility Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Target Volatility Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP Target Volatility Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Target Volatility Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Target Volatility Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Target Volatility Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Target Volatility Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Target Volatility Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Target Volatility Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
VIP Target Volatility Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
VIP Target Volatility Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
VIP Target Volatility Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Target Volatility Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Strategic Income Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Strategic Income Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Strategic Income Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Strategic Income Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Strategic Income Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Strategic Income Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Strategic Income Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Strategic Income Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Strategic Income Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
VIP Strategic Income Portfolio - Service Class 2 | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Strategic Income Portfolio - Service Class 2 | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Strategic Income Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Strategic Income Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Strategic Income Portfolio - Service Class 2 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Strategic Income Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
VIP Strategic Income Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Service Class 2 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Service Class 2 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Strategic Income Portfolio - Service Class 2 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class 2 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Strategic Income Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class 2 | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
VIP Strategic Income Portfolio - Service Class 2 | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
VIP Strategic Income Portfolio - Service Class 2 | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
VIP Strategic Income Portfolio - Service Class 2 | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Strategic Income Portfolio - Service Class 2 | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Strategic Income Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Strategic Income Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Strategic Income Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Strategic Income Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Strategic Income Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Strategic Income Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Strategic Income Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Strategic Income Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Strategic Income Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
VIP Strategic Income Portfolio - Service Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Strategic Income Portfolio - Service Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Strategic Income Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Strategic Income Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Strategic Income Portfolio - Service Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Strategic Income Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
VIP Strategic Income Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Service Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Service Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Service Class | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Strategic Income Portfolio - Service Class | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Strategic Income Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Service Class | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
VIP Strategic Income Portfolio - Service Class | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
VIP Strategic Income Portfolio - Service Class | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
VIP Strategic Income Portfolio - Service Class | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Strategic Income Portfolio - Service Class | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Strategic Income Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Strategic Income Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Strategic Income Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Strategic Income Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Strategic Income Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Strategic Income Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Strategic Income Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Strategic Income Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Strategic Income Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
VIP Strategic Income Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Strategic Income Portfolio - Investor Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Strategic Income Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Strategic Income Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Strategic Income Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Strategic Income Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
VIP Strategic Income Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Investor Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Investor Class | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Strategic Income Portfolio - Investor Class | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Investor Class | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Strategic Income Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Investor Class | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
VIP Strategic Income Portfolio - Investor Class | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
VIP Strategic Income Portfolio - Investor Class | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
VIP Strategic Income Portfolio - Investor Class | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Strategic Income Portfolio - Investor Class | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Strategic Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Strategic Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Strategic Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Strategic Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Strategic Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP Strategic Income Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Strategic Income Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Strategic Income Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP Strategic Income Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
VIP Strategic Income Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Strategic Income Portfolio - Initial Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Strategic Income Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
VIP Strategic Income Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Strategic Income Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Strategic Income Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	75.00%
VIP Strategic Income Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Strategic Income Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Strategic Income Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Strategic Income Portfolio - Initial Class | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Strategic Income Portfolio - Initial Class | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Initial Class | Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Strategic Income Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
VIP Strategic Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Strategic Income Portfolio - Initial Class | AAHighYieldDebtMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
VIP Strategic Income Portfolio - Initial Class | AAUSGovernmentInvestmentGradeDebtMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
VIP Strategic Income Portfolio - Initial Class | AAEmergingMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
VIP Strategic Income Portfolio - Initial Class | AAForeignDevelopedMarketsDebtMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Strategic Income Portfolio - Initial Class | AAFloatingRatedebtMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Investor Freedom Income Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.20%
VIP Investor Freedom Income Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
VIP Investor Freedom Income Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Investor Freedom Income Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Investor Freedom Income Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Investor Freedom Income Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Investor Freedom Income Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Investor Freedom Income Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Investor Freedom Income Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Investor Freedom Income Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Investor Freedom Income Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
VIP Investor Freedom Income Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.40%
VIP Investor Freedom Income Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Investor Freedom Income Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Investor Freedom Income Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2050 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
VIP Investor Freedom 2050 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Investor Freedom 2050 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
VIP Investor Freedom 2050 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Investor Freedom 2050 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Investor Freedom 2050 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Investor Freedom 2050 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investor Freedom 2050 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Investor Freedom 2050 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Investor Freedom 2050 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investor Freedom 2050 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.10%
VIP Investor Freedom 2050 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Investor Freedom 2050 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
VIP Investor Freedom 2050 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investor Freedom 2050 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2045 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Investor Freedom 2045 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Investor Freedom 2045 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Investor Freedom 2045 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VIP Investor Freedom 2045 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Investor Freedom 2045 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Investor Freedom 2045 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investor Freedom 2045 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Investor Freedom 2045 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Investor Freedom 2045 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investor Freedom 2045 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.60%
VIP Investor Freedom 2045 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Investor Freedom 2045 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
VIP Investor Freedom 2045 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investor Freedom 2045 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2040 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
VIP Investor Freedom 2040 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Investor Freedom 2040 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
VIP Investor Freedom 2040 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Investor Freedom 2040 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Investor Freedom 2040 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Investor Freedom 2040 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Investor Freedom 2040 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Investor Freedom 2040 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Investor Freedom 2040 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investor Freedom 2040 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	46.30%
VIP Investor Freedom 2040 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP Investor Freedom 2040 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
VIP Investor Freedom 2040 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investor Freedom 2040 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2035 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
VIP Investor Freedom 2035 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
VIP Investor Freedom 2035 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Investor Freedom 2035 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Investor Freedom 2035 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP Investor Freedom 2035 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Investor Freedom 2035 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Investor Freedom 2035 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Investor Freedom 2035 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Investor Freedom 2035 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Investor Freedom 2035 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
VIP Investor Freedom 2035 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.30%
VIP Investor Freedom 2035 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.00%
VIP Investor Freedom 2035 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Investor Freedom 2035 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2030 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Investor Freedom 2030 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
VIP Investor Freedom 2030 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Investor Freedom 2030 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Investor Freedom 2030 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Investor Freedom 2030 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Investor Freedom 2030 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investor Freedom 2030 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Investor Freedom 2030 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Investor Freedom 2030 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Investor Freedom 2030 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
VIP Investor Freedom 2030 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.40%
VIP Investor Freedom 2030 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.70%
VIP Investor Freedom 2030 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investor Freedom 2030 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2025 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP Investor Freedom 2025 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
VIP Investor Freedom 2025 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
VIP Investor Freedom 2025 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Investor Freedom 2025 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Investor Freedom 2025 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Investor Freedom 2025 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Investor Freedom 2025 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Investor Freedom 2025 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Investor Freedom 2025 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Investor Freedom 2025 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
VIP Investor Freedom 2025 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
VIP Investor Freedom 2025 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.10%
VIP Investor Freedom 2025 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Investor Freedom 2025 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2020 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
VIP Investor Freedom 2020 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Investor Freedom 2020 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Investor Freedom 2020 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Investor Freedom 2020 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investor Freedom 2020 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Investor Freedom 2020 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Investor Freedom 2020 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Investor Freedom 2020 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Investor Freedom 2020 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Investor Freedom 2020 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Investor Freedom 2020 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
VIP Investor Freedom 2020 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Investor Freedom 2020 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Investor Freedom 2020 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2015 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.30%
VIP Investor Freedom 2015 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Investor Freedom 2015 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Investor Freedom 2015 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investor Freedom 2015 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Investor Freedom 2015 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Investor Freedom 2015 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Investor Freedom 2015 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Investor Freedom 2015 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Investor Freedom 2015 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Investor Freedom 2015 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.90%
VIP Investor Freedom 2015 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.60%
VIP Investor Freedom 2015 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
VIP Investor Freedom 2015 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investor Freedom 2015 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investor Freedom 2010 Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.20%
VIP Investor Freedom 2010 Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Investor Freedom 2010 Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Investor Freedom 2010 Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Investor Freedom 2010 Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Investor Freedom 2010 Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Investor Freedom 2010 Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Investor Freedom 2010 Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Investor Freedom 2010 Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Investor Freedom 2010 Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investor Freedom 2010 Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
VIP Investor Freedom 2010 Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	60.20%
VIP Investor Freedom 2010 Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Investor Freedom 2010 Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Investor Freedom 2010 Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
VIP Investment Grade Bond Portfolio - Service Class 2 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Service Class 2 | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Investment Grade Bond Portfolio - Service Class 2 | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Investment Grade Bond Portfolio - Service Class 2 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Investment Grade Bond Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Investment Grade Bond Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Investment Grade Bond Portfolio - Service Class 2 | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
VIP Investment Grade Bond Portfolio - Service Class 2 | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Investment Grade Bond Portfolio - Service Class 2 | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
VIP Investment Grade Bond Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Investment Grade Bond Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Investment Grade Bond Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Investment Grade Bond Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Investment Grade Bond Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investment Grade Bond Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investment Grade Bond Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
VIP Investment Grade Bond Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Investment Grade Bond Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Investment Grade Bond Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Investment Grade Bond Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Investment Grade Bond Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Investment Grade Bond Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Investment Grade Bond Portfolio - Service Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Investment Grade Bond Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
VIP Investment Grade Bond Portfolio - Service Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Service Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Investment Grade Bond Portfolio - Service Class | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Investment Grade Bond Portfolio - Service Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Investment Grade Bond Portfolio - Service Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Investment Grade Bond Portfolio - Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Investment Grade Bond Portfolio - Service Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Investment Grade Bond Portfolio - Service Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
VIP Investment Grade Bond Portfolio - Service Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
VIP Investment Grade Bond Portfolio - Service Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Investment Grade Bond Portfolio - Service Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Investment Grade Bond Portfolio - Service Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investment Grade Bond Portfolio - Service Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
VIP Investment Grade Bond Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Investment Grade Bond Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Investment Grade Bond Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Investment Grade Bond Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Investment Grade Bond Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investment Grade Bond Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investment Grade Bond Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
VIP Investment Grade Bond Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Investment Grade Bond Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Investment Grade Bond Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Investment Grade Bond Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Investment Grade Bond Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Investment Grade Bond Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Investment Grade Bond Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Investment Grade Bond Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
VIP Investment Grade Bond Portfolio - Investor Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Investor Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Investment Grade Bond Portfolio - Investor Class | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Investment Grade Bond Portfolio - Investor Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Investment Grade Bond Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Investment Grade Bond Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Investment Grade Bond Portfolio - Investor Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Investment Grade Bond Portfolio - Investor Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
VIP Investment Grade Bond Portfolio - Investor Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
VIP Investment Grade Bond Portfolio - Investor Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Investment Grade Bond Portfolio - Investor Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Investment Grade Bond Portfolio - Investor Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investment Grade Bond Portfolio - Investor Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Investor Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Investor Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Investor Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.00%
VIP Investment Grade Bond Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VIP Investment Grade Bond Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Investment Grade Bond Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Investment Grade Bond Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Investment Grade Bond Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Investment Grade Bond Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investment Grade Bond Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Investment Grade Bond Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.80%
VIP Investment Grade Bond Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Investment Grade Bond Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Investment Grade Bond Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Investment Grade Bond Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Investment Grade Bond Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Investment Grade Bond Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Investment Grade Bond Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Investment Grade Bond Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
VIP Investment Grade Bond Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond Portfolio - Initial Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Investment Grade Bond Portfolio - Initial Class | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Investment Grade Bond Portfolio - Initial Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Investment Grade Bond Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Investment Grade Bond Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Investment Grade Bond Portfolio - Initial Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Investment Grade Bond Portfolio - Initial Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
VIP Investment Grade Bond Portfolio - Initial Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
VIP Investment Grade Bond Portfolio - Initial Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Investment Grade Bond Portfolio - Initial Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Investment Grade Bond Portfolio - Initial Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investment Grade Bond Portfolio - Initial Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Initial Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Initial Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Initial Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Government Money Market Portfolio - Service Class 2 | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	60.10%
VIP Government Money Market Portfolio - Service Class 2 | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Government Money Market Portfolio - Service Class 2 | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Government Money Market Portfolio - Service Class 2 | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Government Money Market Portfolio - Service Class 2 | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Government Money Market Portfolio - Service Class 2 | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Government Money Market Portfolio - Service Class 2 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Government Money Market Portfolio - Service Class 2 | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP Government Money Market Portfolio - Service Class 2 | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.70%
VIP Government Money Market Portfolio - Service Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	60.10%
VIP Government Money Market Portfolio - Service Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Government Money Market Portfolio - Service Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Government Money Market Portfolio - Service Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Government Money Market Portfolio - Service Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Government Money Market Portfolio - Service Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Government Money Market Portfolio - Service Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Government Money Market Portfolio - Service Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP Government Money Market Portfolio - Service Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.70%
VIP Government Money Market Portfolio - Investor Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	60.10%
VIP Government Money Market Portfolio - Investor Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Government Money Market Portfolio - Investor Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Government Money Market Portfolio - Investor Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Government Money Market Portfolio - Investor Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Government Money Market Portfolio - Investor Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Government Money Market Portfolio - Investor Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Government Money Market Portfolio - Investor Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP Government Money Market Portfolio - Investor Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.70%
VIP Government Money Market Portfolio - Initial Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	60.10%
VIP Government Money Market Portfolio - Initial Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Government Money Market Portfolio - Initial Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Government Money Market Portfolio - Initial Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Government Money Market Portfolio - Initial Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Government Money Market Portfolio - Initial Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Government Money Market Portfolio - Initial Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Government Money Market Portfolio - Initial Class | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP Government Money Market Portfolio - Initial Class | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	29.70%
VIP FundsManager 85% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
VIP FundsManager 85% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP FundsManager 85% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP FundsManager 85% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP FundsManager 85% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP FundsManager 85% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP FundsManager 85% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP FundsManager 85% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP FundsManager 85% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP FundsManager 85% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 85% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.50%
VIP FundsManager 85% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP FundsManager 85% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.20%
VIP FundsManager 85% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP FundsManager 85% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
VIP FundsManager 85% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP FundsManager 85% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP FundsManager 85% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP FundsManager 85% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP FundsManager 85% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP FundsManager 85% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP FundsManager 85% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP FundsManager 85% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP FundsManager 85% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 85% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.50%
VIP FundsManager 85% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP FundsManager 85% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.20%
VIP FundsManager 85% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP FundsManager 85% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.50%
VIP FundsManager 85% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
VIP FundsManager 85% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
VIP FundsManager 85% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP FundsManager 85% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP FundsManager 85% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP FundsManager 85% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP FundsManager 85% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP FundsManager 85% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP FundsManager 85% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 85% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	53.50%
VIP FundsManager 85% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
VIP FundsManager 85% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.20%
VIP FundsManager 85% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP FundsManager 70% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
VIP FundsManager 70% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP FundsManager 70% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP FundsManager 70% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP FundsManager 70% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP FundsManager 70% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP FundsManager 70% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP FundsManager 70% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP FundsManager 70% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP FundsManager 70% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP FundsManager 70% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.80%
VIP FundsManager 70% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
VIP FundsManager 70% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
VIP FundsManager 70% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP FundsManager 70% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
VIP FundsManager 70% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP FundsManager 70% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP FundsManager 70% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP FundsManager 70% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP FundsManager 70% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP FundsManager 70% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP FundsManager 70% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP FundsManager 70% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP FundsManager 70% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP FundsManager 70% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.80%
VIP FundsManager 70% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
VIP FundsManager 70% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
VIP FundsManager 70% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP FundsManager 70% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.00%
VIP FundsManager 70% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP FundsManager 70% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP FundsManager 70% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
VIP FundsManager 70% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP FundsManager 70% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP FundsManager 70% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP FundsManager 70% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP FundsManager 70% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP FundsManager 70% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP FundsManager 70% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.80%
VIP FundsManager 70% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.00%
VIP FundsManager 70% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.60%
VIP FundsManager 70% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP FundsManager 60% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	29.20%
VIP FundsManager 60% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 60% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 60% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP FundsManager 60% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP FundsManager 60% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 60% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 60% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP FundsManager 60% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 60% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 60% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.80%
VIP FundsManager 60% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
VIP FundsManager 60% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP FundsManager 60% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP FundsManager 60% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	29.20%
VIP FundsManager 60% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 60% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 60% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP FundsManager 60% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP FundsManager 60% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 60% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 60% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP FundsManager 60% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 60% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 60% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.80%
VIP FundsManager 60% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
VIP FundsManager 60% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP FundsManager 60% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP FundsManager 60% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	29.20%
VIP FundsManager 60% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 60% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 60% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP FundsManager 60% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP FundsManager 60% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 60% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 60% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP FundsManager 60% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 60% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 60% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.80%
VIP FundsManager 60% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
VIP FundsManager 60% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP FundsManager 60% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP FundsManager 50% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP FundsManager 50% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
VIP FundsManager 50% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
VIP FundsManager 50% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP FundsManager 50% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 50% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 50% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 50% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP FundsManager 50% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP FundsManager 50% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 50% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
VIP FundsManager 50% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP FundsManager 50% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP FundsManager 50% Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 50% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP FundsManager 50% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP FundsManager 50% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
VIP FundsManager 50% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
VIP FundsManager 50% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP FundsManager 50% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 50% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 50% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 50% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP FundsManager 50% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP FundsManager 50% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 50% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
VIP FundsManager 50% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP FundsManager 50% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP FundsManager 50% Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 50% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP FundsManager 50% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
VIP FundsManager 50% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
VIP FundsManager 50% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
VIP FundsManager 50% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP FundsManager 50% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 50% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 50% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 50% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP FundsManager 50% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP FundsManager 50% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 50% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
VIP FundsManager 50% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.00%
VIP FundsManager 50% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
VIP FundsManager 50% Portfolio - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 50% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP FundsManager 40% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP FundsManager 40% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP FundsManager 40% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP FundsManager 40% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP FundsManager 40% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 40% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 40% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 40% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 40% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP FundsManager 40% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP FundsManager 40% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
VIP FundsManager 40% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
VIP FundsManager 40% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
VIP FundsManager 40% Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP FundsManager 40% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP FundsManager 40% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP FundsManager 40% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP FundsManager 40% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP FundsManager 40% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP FundsManager 40% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 40% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 40% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 40% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 40% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP FundsManager 40% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP FundsManager 40% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
VIP FundsManager 40% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
VIP FundsManager 40% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
VIP FundsManager 40% Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP FundsManager 40% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP FundsManager 40% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
VIP FundsManager 40% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP FundsManager 40% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	19.50%
VIP FundsManager 40% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP FundsManager 40% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 40% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 40% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 40% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 40% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP FundsManager 40% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP FundsManager 40% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
VIP FundsManager 40% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.10%
VIP FundsManager 40% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
VIP FundsManager 40% Portfolio - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP FundsManager 40% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP FundsManager 30% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP FundsManager 30% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP FundsManager 30% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP FundsManager 30% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP FundsManager 30% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP FundsManager 30% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 30% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 30% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 30% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP FundsManager 30% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP FundsManager 30% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
VIP FundsManager 30% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
VIP FundsManager 30% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 30% Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP FundsManager 30% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 30% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP FundsManager 30% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP FundsManager 30% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP FundsManager 30% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP FundsManager 30% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP FundsManager 30% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 30% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 30% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 30% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP FundsManager 30% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP FundsManager 30% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
VIP FundsManager 30% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
VIP FundsManager 30% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 30% Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP FundsManager 30% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 30% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP FundsManager 30% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
VIP FundsManager 30% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP FundsManager 30% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP FundsManager 30% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP FundsManager 30% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP FundsManager 30% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 30% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 30% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP FundsManager 30% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP FundsManager 30% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
VIP FundsManager 30% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
VIP FundsManager 30% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP FundsManager 30% Portfolio - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP FundsManager 30% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP FundsManager 20% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
VIP FundsManager 20% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP FundsManager 20% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP FundsManager 20% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP FundsManager 20% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 20% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 20% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 20% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP FundsManager 20% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP FundsManager 20% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP FundsManager 20% Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP FundsManager 20% Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
VIP FundsManager 20% Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP FundsManager 20% Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
VIP FundsManager 20% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP FundsManager 20% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
VIP FundsManager 20% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP FundsManager 20% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP FundsManager 20% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP FundsManager 20% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 20% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 20% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 20% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP FundsManager 20% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP FundsManager 20% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP FundsManager 20% Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP FundsManager 20% Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
VIP FundsManager 20% Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP FundsManager 20% Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
VIP FundsManager 20% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP FundsManager 20% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
VIP FundsManager 20% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP FundsManager 20% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
VIP FundsManager 20% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP FundsManager 20% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP FundsManager 20% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP FundsManager 20% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP FundsManager 20% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP FundsManager 20% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP FundsManager 20% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP FundsManager 20% Portfolio - Investor Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP FundsManager 20% Portfolio - Investor Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
VIP FundsManager 20% Portfolio - Investor Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP FundsManager 20% Portfolio - Investor Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
VIP FundsManager 20% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Freedom Lifetime Income III Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.70%
VIP Freedom Lifetime Income III Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
VIP Freedom Lifetime Income III Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom Lifetime Income III Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
VIP Freedom Lifetime Income III Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom Lifetime Income III Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom Lifetime Income III Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom Lifetime Income III Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Freedom Lifetime Income III Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Freedom Lifetime Income III Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Freedom Lifetime Income III Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
VIP Freedom Lifetime Income III Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.30%
VIP Freedom Lifetime Income III Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
VIP Freedom Lifetime Income III Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Freedom Lifetime Income III Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom Lifetime Income II Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
VIP Freedom Lifetime Income II Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
VIP Freedom Lifetime Income II Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
VIP Freedom Lifetime Income II Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Freedom Lifetime Income II Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom Lifetime Income II Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Freedom Lifetime Income II Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Freedom Lifetime Income II Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom Lifetime Income II Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Freedom Lifetime Income II Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom Lifetime Income II Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom Lifetime Income II Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.40%
VIP Freedom Lifetime Income II Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
VIP Freedom Lifetime Income II Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
VIP Freedom Lifetime Income II Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom Lifetime Income I Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.20%
VIP Freedom Lifetime Income I Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
VIP Freedom Lifetime Income I Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Freedom Lifetime Income I Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Freedom Lifetime Income I Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Freedom Lifetime Income I Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom Lifetime Income I Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom Lifetime Income I Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Freedom Lifetime Income I Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Freedom Lifetime Income I Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Freedom Lifetime Income I Portfolio | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
VIP Freedom Lifetime Income I Portfolio | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.40%
VIP Freedom Lifetime Income I Portfolio | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom Lifetime Income I Portfolio | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Freedom Lifetime Income I Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom Income Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
VIP Freedom Income Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
VIP Freedom Income Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom Income Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Freedom Income Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Freedom Income Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom Income Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom Income Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Freedom Income Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Freedom Income Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Freedom Income Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Freedom Income Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
VIP Freedom Income Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom Income Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom Income Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom Income Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
VIP Freedom Income Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
VIP Freedom Income Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom Income Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Freedom Income Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Freedom Income Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom Income Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom Income Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Freedom Income Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Freedom Income Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Freedom Income Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Freedom Income Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
VIP Freedom Income Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom Income Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom Income Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom Income Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.80%
VIP Freedom Income Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.50%
VIP Freedom Income Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom Income Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Freedom Income Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Freedom Income Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom Income Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom Income Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Freedom Income Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Freedom Income Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Freedom Income Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
VIP Freedom Income Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
VIP Freedom Income Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom Income Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom Income Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2065 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2065 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2065 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2065 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2065 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2065 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2065 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2065 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2065 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2065 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2065 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2065 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2065 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2065 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2065 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2065 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2065 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2065 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2065 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2065 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2065 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2065 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2065 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2065 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2065 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2065 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2065 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2065 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2065 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2065 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2065 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2065 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2065 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2065 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2065 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2065 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2065 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2065 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2065 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2065 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2065 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2065 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2065 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2065 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2065 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2060 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2060 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2060 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2060 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2060 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2060 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2060 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2060 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2060 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2060 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2060 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2060 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2060 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2060 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2060 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2060 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2060 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2060 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2060 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2060 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2060 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2060 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2060 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2060 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2060 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2060 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2060 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2060 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2060 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2060 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2060 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2060 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2060 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2060 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2060 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2060 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2060 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2060 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2060 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2060 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2060 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2060 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2060 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2060 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2060 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2055 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2055 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2055 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2055 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2055 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2055 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2055 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2055 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Freedom 2055 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2055 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom 2055 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2055 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Freedom 2055 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2055 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Freedom 2055 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2055 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2055 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2055 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2055 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2055 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2055 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2055 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2055 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Freedom 2055 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2055 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom 2055 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2055 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Freedom 2055 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2055 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Freedom 2055 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2055 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2055 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2055 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2055 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2055 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2055 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2055 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2055 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Freedom 2055 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2055 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom 2055 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2055 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Freedom 2055 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2055 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Freedom 2055 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2050 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
VIP Freedom 2050 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
VIP Freedom 2050 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
VIP Freedom 2050 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Freedom 2050 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Freedom 2050 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Freedom 2050 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Freedom 2050 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Freedom 2050 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2050 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2050 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
VIP Freedom 2050 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2050 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
VIP Freedom 2050 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2050 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2050 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
VIP Freedom 2050 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
VIP Freedom 2050 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
VIP Freedom 2050 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Freedom 2050 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Freedom 2050 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Freedom 2050 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Freedom 2050 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Freedom 2050 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2050 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2050 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
VIP Freedom 2050 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2050 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
VIP Freedom 2050 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2050 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2050 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
VIP Freedom 2050 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
VIP Freedom 2050 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
VIP Freedom 2050 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
VIP Freedom 2050 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Freedom 2050 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Freedom 2050 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Freedom 2050 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Freedom 2050 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2050 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2050 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
VIP Freedom 2050 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2050 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
VIP Freedom 2050 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2050 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2045 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
VIP Freedom 2045 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom 2045 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom 2045 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Freedom 2045 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Freedom 2045 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Freedom 2045 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Freedom 2045 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Freedom 2045 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2045 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2045 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
VIP Freedom 2045 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Freedom 2045 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
VIP Freedom 2045 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2045 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2045 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
VIP Freedom 2045 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom 2045 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom 2045 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Freedom 2045 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Freedom 2045 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Freedom 2045 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Freedom 2045 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Freedom 2045 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2045 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2045 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
VIP Freedom 2045 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Freedom 2045 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
VIP Freedom 2045 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2045 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2045 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.20%
VIP Freedom 2045 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
VIP Freedom 2045 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom 2045 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
VIP Freedom 2045 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Freedom 2045 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
VIP Freedom 2045 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Freedom 2045 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Freedom 2045 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2045 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2045 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.70%
VIP Freedom 2045 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Freedom 2045 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
VIP Freedom 2045 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2045 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2040 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Freedom 2040 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Freedom 2040 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Freedom 2040 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Freedom 2040 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Freedom 2040 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Freedom 2040 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2040 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Freedom 2040 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2040 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Freedom 2040 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
VIP Freedom 2040 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Freedom 2040 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
VIP Freedom 2040 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Freedom 2040 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2040 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Freedom 2040 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Freedom 2040 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Freedom 2040 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Freedom 2040 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Freedom 2040 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Freedom 2040 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2040 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Freedom 2040 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2040 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Freedom 2040 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
VIP Freedom 2040 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Freedom 2040 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
VIP Freedom 2040 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Freedom 2040 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2040 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.60%
VIP Freedom 2040 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Freedom 2040 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Freedom 2040 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
VIP Freedom 2040 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Freedom 2040 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
VIP Freedom 2040 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2040 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Freedom 2040 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2040 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Freedom 2040 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
VIP Freedom 2040 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Freedom 2040 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
VIP Freedom 2040 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Freedom 2040 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2035 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
VIP Freedom 2035 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
VIP Freedom 2035 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Freedom 2035 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP Freedom 2035 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Freedom 2035 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Freedom 2035 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2035 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2035 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom 2035 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2035 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Freedom 2035 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
VIP Freedom 2035 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.80%
VIP Freedom 2035 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2035 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2035 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
VIP Freedom 2035 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
VIP Freedom 2035 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Freedom 2035 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP Freedom 2035 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Freedom 2035 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Freedom 2035 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2035 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2035 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom 2035 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2035 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Freedom 2035 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
VIP Freedom 2035 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.80%
VIP Freedom 2035 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2035 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2035 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
VIP Freedom 2035 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
VIP Freedom 2035 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Freedom 2035 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP Freedom 2035 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Freedom 2035 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Freedom 2035 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2035 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2035 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom 2035 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2035 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Freedom 2035 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
VIP Freedom 2035 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.80%
VIP Freedom 2035 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2035 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2030 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Freedom 2030 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP Freedom 2030 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2030 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Freedom 2030 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Freedom 2030 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Freedom 2030 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Freedom 2030 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Freedom 2030 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2030 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2030 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
VIP Freedom 2030 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.10%
VIP Freedom 2030 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
VIP Freedom 2030 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Freedom 2030 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2030 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Freedom 2030 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP Freedom 2030 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2030 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Freedom 2030 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Freedom 2030 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Freedom 2030 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Freedom 2030 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Freedom 2030 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2030 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2030 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
VIP Freedom 2030 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.10%
VIP Freedom 2030 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
VIP Freedom 2030 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Freedom 2030 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2030 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.30%
VIP Freedom 2030 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
VIP Freedom 2030 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2030 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
VIP Freedom 2030 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
VIP Freedom 2030 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Freedom 2030 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Freedom 2030 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Freedom 2030 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2030 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2030 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
VIP Freedom 2030 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.10%
VIP Freedom 2030 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.50%
VIP Freedom 2030 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Freedom 2030 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2025 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
VIP Freedom 2025 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP Freedom 2025 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom 2025 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Freedom 2025 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Freedom 2025 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2025 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Freedom 2025 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Freedom 2025 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Freedom 2025 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Freedom 2025 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
VIP Freedom 2025 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.40%
VIP Freedom 2025 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Freedom 2025 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Freedom 2025 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2025 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
VIP Freedom 2025 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP Freedom 2025 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom 2025 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Freedom 2025 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Freedom 2025 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2025 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Freedom 2025 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Freedom 2025 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Freedom 2025 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Freedom 2025 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
VIP Freedom 2025 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.40%
VIP Freedom 2025 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Freedom 2025 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Freedom 2025 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2025 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
VIP Freedom 2025 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
VIP Freedom 2025 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
VIP Freedom 2025 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Freedom 2025 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Freedom 2025 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2025 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Freedom 2025 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Freedom 2025 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Freedom 2025 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Freedom 2025 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.10%
VIP Freedom 2025 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	47.40%
VIP Freedom 2025 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Freedom 2025 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Freedom 2025 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2020 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP Freedom 2020 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
VIP Freedom 2020 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Freedom 2020 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Freedom 2020 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2020 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2020 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Freedom 2020 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Freedom 2020 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2020 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Freedom 2020 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
VIP Freedom 2020 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
VIP Freedom 2020 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Freedom 2020 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Freedom 2020 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2020 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP Freedom 2020 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
VIP Freedom 2020 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Freedom 2020 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Freedom 2020 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2020 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2020 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Freedom 2020 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Freedom 2020 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2020 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Freedom 2020 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
VIP Freedom 2020 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
VIP Freedom 2020 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Freedom 2020 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Freedom 2020 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2020 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.90%
VIP Freedom 2020 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
VIP Freedom 2020 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
VIP Freedom 2020 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Freedom 2020 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2020 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Freedom 2020 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Freedom 2020 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Freedom 2020 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2020 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Freedom 2020 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
VIP Freedom 2020 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
VIP Freedom 2020 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Freedom 2020 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Freedom 2020 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2015 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.90%
VIP Freedom 2015 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Freedom 2015 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Freedom 2015 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2015 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Freedom 2015 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Freedom 2015 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Freedom 2015 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2015 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom 2015 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2015 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Freedom 2015 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
VIP Freedom 2015 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Freedom 2015 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2015 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2015 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.90%
VIP Freedom 2015 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Freedom 2015 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Freedom 2015 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2015 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Freedom 2015 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Freedom 2015 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Freedom 2015 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2015 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom 2015 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2015 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Freedom 2015 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
VIP Freedom 2015 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Freedom 2015 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2015 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2015 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.90%
VIP Freedom 2015 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
VIP Freedom 2015 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
VIP Freedom 2015 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2015 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Freedom 2015 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Freedom 2015 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Freedom 2015 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Freedom 2015 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Freedom 2015 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2015 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
VIP Freedom 2015 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	57.10%
VIP Freedom 2015 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Freedom 2015 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2015 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2010 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
VIP Freedom 2010 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Freedom 2010 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2010 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2010 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom 2010 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Freedom 2010 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Freedom 2010 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2010 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Freedom 2010 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom 2010 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Freedom 2010 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.60%
VIP Freedom 2010 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Freedom 2010 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2010 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2010 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
VIP Freedom 2010 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Freedom 2010 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2010 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2010 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom 2010 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Freedom 2010 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Freedom 2010 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2010 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Freedom 2010 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom 2010 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Freedom 2010 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.60%
VIP Freedom 2010 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Freedom 2010 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2010 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2010 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.80%
VIP Freedom 2010 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
VIP Freedom 2010 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2010 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2010 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Freedom 2010 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Freedom 2010 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
VIP Freedom 2010 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Freedom 2010 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Freedom 2010 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Freedom 2010 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Freedom 2010 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.60%
VIP Freedom 2010 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
VIP Freedom 2010 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2010 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Bond Index Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Bond Index Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Bond Index Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Bond Index Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Bond Index Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Bond Index Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Bond Index Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Bond Index Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Bond Index Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	70.80%
VIP Bond Index Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Bond Index Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Bond Index Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Bond Index Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Bond Index Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
VIP Bond Index Portfolio - Service Class 2 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Bond Index Portfolio - Service Class 2 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Bond Index Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Bond Index Portfolio - Service Class 2 | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Bond Index Portfolio - Service Class 2 | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Bond Index Portfolio - Service Class 2 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Bond Index Portfolio - Service Class 2 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class 2 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class 2 | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.60%
VIP Bond Index Portfolio - Service Class 2 | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
VIP Bond Index Portfolio - Service Class 2 | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Bond Index Portfolio - Service Class 2 | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Bond Index Portfolio - Service Class 2 | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Bond Index Portfolio - Service Class 2 | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Bond Index Portfolio - Service Class 2 | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Bond Index Portfolio - Service Class 2 | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Bond Index Portfolio - Service Class 2 | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Bond Index Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Bond Index Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Bond Index Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Bond Index Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Bond Index Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Bond Index Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Bond Index Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Bond Index Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Bond Index Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	70.80%
VIP Bond Index Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Bond Index Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Bond Index Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Bond Index Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Bond Index Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
VIP Bond Index Portfolio - Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Bond Index Portfolio - Service Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Bond Index Portfolio - Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Bond Index Portfolio - Service Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Bond Index Portfolio - Service Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Bond Index Portfolio - Service Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Bond Index Portfolio - Service Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Service Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.60%
VIP Bond Index Portfolio - Service Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
VIP Bond Index Portfolio - Service Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Bond Index Portfolio - Service Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Bond Index Portfolio - Service Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Bond Index Portfolio - Service Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Bond Index Portfolio - Service Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Bond Index Portfolio - Service Class | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Bond Index Portfolio - Service Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Bond Index Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.90%
VIP Bond Index Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Bond Index Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
VIP Bond Index Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Bond Index Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Bond Index Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Bond Index Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Bond Index Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Bond Index Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	70.80%
VIP Bond Index Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Bond Index Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Bond Index Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
VIP Bond Index Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Bond Index Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Bond Index Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	94.00%
VIP Bond Index Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Bond Index Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Bond Index Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Bond Index Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Bond Index Portfolio - Initial Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Bond Index Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Bond Index Portfolio - Initial Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Initial Class | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Bond Index Portfolio - Initial Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.60%
VIP Bond Index Portfolio - Initial Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
VIP Bond Index Portfolio - Initial Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
VIP Bond Index Portfolio - Initial Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Bond Index Portfolio - Initial Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Bond Index Portfolio - Initial Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Bond Index Portfolio - Initial Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Bond Index Portfolio - Initial Class | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Bond Index Portfolio - Initial Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 70% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Service Class 2 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Asset Manager 70% Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Asset Manager 70% Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Asset Manager 70% Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 70% Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Asset Manager 70% Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Asset Manager 70% Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Service Class 2 | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
VIP Asset Manager 70% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Asset Manager 70% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Asset Manager 70% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 70% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 70% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 70% Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Asset Manager 70% Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Service Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Service Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 70% Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Asset Manager 70% Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Service Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Asset Manager 70% Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 70% Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Asset Manager 70% Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Asset Manager 70% Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 70% Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Asset Manager 70% Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Asset Manager 70% Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Service Class | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
VIP Asset Manager 70% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Asset Manager 70% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Asset Manager 70% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 70% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 70% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 70% Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Asset Manager 70% Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Investor Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 70% Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Asset Manager 70% Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Asset Manager 70% Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 70% Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Asset Manager 70% Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Asset Manager 70% Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 70% Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Asset Manager 70% Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Asset Manager 70% Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Investor Class | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
VIP Asset Manager 70% Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
VIP Asset Manager 70% Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 70% Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Asset Manager 70% Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Asset Manager 70% Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 70% Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 70% Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 70% Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
VIP Asset Manager 70% Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 70% Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 70% Portfolio - Initial Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 70% Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Asset Manager 70% Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
VIP Asset Manager 70% Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 70% Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Asset Manager 70% Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
VIP Asset Manager 70% Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Asset Manager 70% Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 70% Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 70% Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
VIP Asset Manager 70% Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Asset Manager 70% Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 70% Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
VIP Asset Manager 70% Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VIP Asset Manager 70% Portfolio - Initial Class | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	74.40%
VIP Asset Manager 70% Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.80%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Asset Manager 50% Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Service Class 2 | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Asset Manager 50% Portfolio - Service Class 2 | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Asset Manager 50% Portfolio - Service Class 2 | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Service Class 2 | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Service Class 2 | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Asset Manager 50% Portfolio - Service Class 2 | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Service Class 2 | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
VIP Asset Manager 50% Portfolio - Service Class 2 | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 50% Portfolio - Service Class 2 | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Service Class 2 | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Service Class 2 | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
VIP Asset Manager 50% Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Asset Manager 50% Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Asset Manager 50% Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Asset Manager 50% Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 50% Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Asset Manager 50% Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Asset Manager 50% Portfolio - Service Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Asset Manager 50% Portfolio - Service Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 50% Portfolio - Service Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Asset Manager 50% Portfolio - Service Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 50% Portfolio - Service Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Asset Manager 50% Portfolio - Service Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 50% Portfolio - Service Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Asset Manager 50% Portfolio - Service Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 50% Portfolio - Service Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 50% Portfolio - Service Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 50% Portfolio - Service Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Service Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Service Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Asset Manager 50% Portfolio - Service Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Asset Manager 50% Portfolio - Service Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Service Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 50% Portfolio - Service Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Service Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Asset Manager 50% Portfolio - Service Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Service Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
VIP Asset Manager 50% Portfolio - Service Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 50% Portfolio - Service Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Service Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Service Class | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Service Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
VIP Asset Manager 50% Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Asset Manager 50% Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Asset Manager 50% Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Asset Manager 50% Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 50% Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Asset Manager 50% Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Asset Manager 50% Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Asset Manager 50% Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 50% Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Asset Manager 50% Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 50% Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Asset Manager 50% Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 50% Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Asset Manager 50% Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 50% Portfolio - Investor Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 50% Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 50% Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Investor Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Investor Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Asset Manager 50% Portfolio - Investor Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Asset Manager 50% Portfolio - Investor Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Investor Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 50% Portfolio - Investor Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Investor Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Asset Manager 50% Portfolio - Investor Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Investor Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
VIP Asset Manager 50% Portfolio - Investor Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 50% Portfolio - Investor Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Investor Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Investor Class | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
VIP Asset Manager 50% Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
VIP Asset Manager 50% Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Asset Manager 50% Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Asset Manager 50% Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Asset Manager 50% Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Asset Manager 50% Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Asset Manager 50% Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Asset Manager 50% Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Asset Manager 50% Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Asset Manager 50% Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Asset Manager 50% Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Asset Manager 50% Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Asset Manager 50% Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Asset Manager 50% Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Asset Manager 50% Portfolio - Initial Class | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Asset Manager 50% Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Asset Manager 50% Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Initial Class | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Initial Class | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
VIP Asset Manager 50% Portfolio - Initial Class | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Asset Manager 50% Portfolio - Initial Class | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Initial Class | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
VIP Asset Manager 50% Portfolio - Initial Class | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Asset Manager 50% Portfolio - Initial Class | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Asset Manager 50% Portfolio - Initial Class | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Asset Manager 50% Portfolio - Initial Class | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
VIP Asset Manager 50% Portfolio - Initial Class | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Asset Manager 50% Portfolio - Initial Class | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Asset Manager 50% Portfolio - Initial Class | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
VIP Asset Manager 50% Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Asset Manager 50% Portfolio - Initial Class | AAEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
VIP Asset Manager 50% Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	37.90%
VIP Investment Grade Bond II Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
VIP Investment Grade Bond II Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Investment Grade Bond II Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Investment Grade Bond II Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Investment Grade Bond II Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Investment Grade Bond II Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Investment Grade Bond II Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Investment Grade Bond II Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investment Grade Bond II Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Investment Grade Bond II Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Investment Grade Bond II Portfolio - Investor Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
VIP Investment Grade Bond II Portfolio - Investor Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Investment Grade Bond II Portfolio - Investor Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Investment Grade Bond II Portfolio - Investor Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Investment Grade Bond II Portfolio - Investor Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Investment Grade Bond II Portfolio - Investor Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Investment Grade Bond II Portfolio - Investor Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond II Portfolio - Investor Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Investor Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Investment Grade Bond II Portfolio - Investor Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
VIP Investment Grade Bond II Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Investment Grade Bond II Portfolio - Investor Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Investment Grade Bond II Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond II Portfolio - Investor Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond II Portfolio - Investor Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Investment Grade Bond II Portfolio - Investor Class | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Investment Grade Bond II Portfolio - Investor Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Investment Grade Bond II Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Investment Grade Bond II Portfolio - Investor Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond II Portfolio - Investor Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
VIP Investment Grade Bond II Portfolio - Investor Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
VIP Investment Grade Bond II Portfolio - Investor Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Investment Grade Bond II Portfolio - Investor Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Investment Grade Bond II Portfolio - Investor Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investment Grade Bond II Portfolio - Investor Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Investor Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Investor Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond II Portfolio - Investor Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Investment Grade Bond II Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Investor Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
VIP Investment Grade Bond II Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Investment Grade Bond II Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
VIP Investment Grade Bond II Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Investment Grade Bond II Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Investment Grade Bond II Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Investment Grade Bond II Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
VIP Investment Grade Bond II Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Investment Grade Bond II Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Investment Grade Bond II Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Investment Grade Bond II Portfolio - Initial Class | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	63.10%
VIP Investment Grade Bond II Portfolio - Initial Class | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Investment Grade Bond II Portfolio - Initial Class | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Investment Grade Bond II Portfolio - Initial Class | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Investment Grade Bond II Portfolio - Initial Class | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
VIP Investment Grade Bond II Portfolio - Initial Class | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Investment Grade Bond II Portfolio - Initial Class | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond II Portfolio - Initial Class | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Investment Grade Bond II Portfolio - Initial Class | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	90.60%
VIP Investment Grade Bond II Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Investment Grade Bond II Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Investment Grade Bond II Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond II Portfolio - Initial Class | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Investment Grade Bond II Portfolio - Initial Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Investment Grade Bond II Portfolio - Initial Class | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Investment Grade Bond II Portfolio - Initial Class | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Investment Grade Bond II Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Investment Grade Bond II Portfolio - Initial Class | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Investment Grade Bond II Portfolio - Initial Class | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
VIP Investment Grade Bond II Portfolio - Initial Class | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
VIP Investment Grade Bond II Portfolio - Initial Class | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
VIP Investment Grade Bond II Portfolio - Initial Class | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Investment Grade Bond II Portfolio - Initial Class | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
VIP Investment Grade Bond II Portfolio - Initial Class | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Investment Grade Bond II Portfolio - Initial Class | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Investment Grade Bond II Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Investment Grade Bond II Portfolio - Initial Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2070 Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2070 Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2070 Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2070 Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2070 Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2070 Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2070 Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2070 Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2070 Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2070 Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2070 Portfolio - Initial Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2070 Portfolio - Initial Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2070 Portfolio - Initial Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2070 Portfolio - Initial Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2070 Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2070 Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2070 Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2070 Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2070 Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2070 Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2070 Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2070 Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2070 Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2070 Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2070 Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2070 Portfolio - Service Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2070 Portfolio - Service Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2070 Portfolio - Service Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2070 Portfolio - Service Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2070 Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Freedom 2070 Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.70%
VIP Freedom 2070 Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
VIP Freedom 2070 Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
VIP Freedom 2070 Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
VIP Freedom 2070 Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Freedom 2070 Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Freedom 2070 Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
VIP Freedom 2070 Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
VIP Freedom 2070 Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Freedom 2070 Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Freedom 2070 Portfolio - Service Class 2 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.70%
VIP Freedom 2070 Portfolio - Service Class 2 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
VIP Freedom 2070 Portfolio - Service Class 2 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.40%
VIP Freedom 2070 Portfolio - Service Class 2 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Freedom 2070 Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%